Commitments - Contracts (Detail)	12 Months Ended
Dec. 31, 2023
Cargo contract one [member]
Summary of contract commitments [line items]
Port	Aratu [1]
Minimum movement in tons per years	900,000
Maturity	2022
Cargo contract two [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	250,000
Maturity	2027
Cargo contract three [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	400,000
Maturity	2029
Cargo contract four [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	465,403
Maturity	2031
Cargo contract five [member]
Summary of contract commitments [line items]
Port	Itaqui
Minimum movement in tons per years	1,468,105
Maturity	2049

[1]	Contract in the process of being renewed with the appropriate body, being judicialized by favorable decision, until the public entity completes the analysis so that the new amendment is signed. In a decision by the Ministry of Infrastructure, the investment plans presented by Ultracargo were preliminarily approved, and the Waterway Transport Regulatory Agency (ANTAQ) approved the technical, economic and environmental feasibility study of this extension project.